CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (preferred stock common stock) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Preferred Stock	$ 6,268	6,325
Common Stock	2,938	4,118
6% Cumulative Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	6.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.25
Preferred Stock, Shares Authorized	200,000
Preferred Stock, Shares Outstanding	200,000	200,000	200,000
Preferred Stock	50
10% Nonredeemable Convertible Preferred Stock [Member]
Preferred Stock, Dividend Rate, Percentage	10.00%
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	1,400,000
Preferred Stock, Shares Outstanding	807,240	807,240	807,240
Preferred Stock	202
Participating Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	97,870
Preferred Stock, Shares Outstanding	97,870	102,047	102,047
Preferred Stock	1,168
2003 Series Participating Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	312,790
Preferred Stock, Shares Outstanding	312,790	313,304	313,304
Preferred Stock	4,848
2006 Series Participating Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.025
Preferred Stock, Shares Authorized	0
Preferred Stock, Shares Outstanding	0	0	1,025,220
Preferred Stock	0
Common Class A Member
Common Stock Par Or Stated Value Per Share	$ 0.25
Common Stock, Shares Authorized	20,000,000
Common Stock, Shares, Outstanding	9,591,677	9,607,809	8,528,745
Common Stock	2,414
Common Class B Member
Common Stock Par Or Stated Value Per Share	$ 0.25
Common Stock, Shares Authorized	10,000,000
Common Stock, Shares, Outstanding	2,097,312	2,127,822	2,176,836
Common Stock	$ 524